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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [  ];           Amendment Number: ___

    This Amendment (Check only one):
         [ ] is a restatement.     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road, Mt. Kisco, New York 10549

Form 13F File Number: 28-05209

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Benjamin Hoyer
Title: Chief Financial Officer
Phone: (914) 242-5725

Signature, Place, and Date of Signing:

/s/ Benjamin Hoyer                  Mt. Kisco, New York         November 8, 2002
-----------------------------       -------------------         ----------------
[Signature]                         [City, State]               [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [if there are no entries in this list, omit this section]

Form 13F File Number 28-05207
Name   Bedford Oak Partners, L.P.
       --------------------------

[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

                                 Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $10,542 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.  1
Form 13F File Number 28-05211
Name:  Harvey P. Eisen


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON Corp.                      COM              037389103      205    10000 SH       SOLE                    10000
Amazom.Com                     COM              023135106      796    50000 SH       SOLE                    50000
Angelo & Maxie's               COM              034741108       89    27500 SH       SOLE                    27500
Bristol Myers                  COM              110122108      595    25000 SH       SOLE                    25000
Cablevision                    COM              12686C109      453    50000 SH       SOLE                    50000
Citigroup                      COM              172967101      237     8000 SH       SOLE                     8000
Columbia Laboratories Inc.     COM              197779101       90    20000 SH       SOLE                    20000
Comcast                        COM              200300200      313    15000 SH       SOLE                    15000
Copart Inc.                    COM              217204106      651    60000 SH       SOLE                    60000
Coram Health                   COM              218103109       10    20000 SH       SOLE                    20000
Covalent Group                 COM              222815102      280   121940 SH       SOLE                   121940
Davel                          COM              238341101        3   115000 SH       SOLE                   115000
Draper Fisher Jurvetson Fund   COM              55271E105      390    50000 SH       SOLE                    50000
Fannie Mae                     COM              313586109      298     5000 SH       SOLE                     5000
Flextronics Int'l Ltd          COM              Y2573F102      279    40000 SH       SOLE                    40000
Freddie Mac                    COM              313400301      335     6000 SH       SOLE                     6000
Gap Inc.                       COM              364760108      542    50000 SH       SOLE                    50000
ICN Pharma                     COM              448924100      181    20000 SH       SOLE                    20000
IGEN International             COM              449536101      588    20000 SH       SOLE                    20000
Ivax Corp.                     COM              465823102      613    50000 SH       SOLE                    50000
Lincoln National               COM              534187109      305    10000 SH       SOLE                    10000
Nyfix Inc                      COM              670712108      311    80000 SH       SOLE                    80000
Quentra Networks               COM              748337102        0   128750 SH       SOLE                   128750
Rite-Aid                       COM              767754104      260   124000 SH       SOLE                   124000
Shop At Home Inc.              COM              825066301      142    60700 SH       SOLE                    60700
Strouds Inc.                   COM              863451100        3   554300 SH       SOLE                   554300
Travelers Property A           COM              89420G109      264    20000 SH       SOLE                    20000
Varsity Brands Inc.            COM              92227P108     2146   493300 SH       SOLE                   493300
Western Resources              COM              959425109      163    16200 SH       SOLE                    16200